INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [Abstract]
Provision for non-current supplies and spare parts	$ 102	$ 0